Retirement Plans (Details 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of net periodic pension benefit cost
Net periodic pension benefit cost	$ 347	$ 326	$ 282
Other Postretirement Benefit Plans, Defined Benefit [Member]
Schedule of net periodic pension benefit cost
Service cost	4	5	6
Interest cost	14	16	17
Recognized net actuarial loss	1	3	2
Curtailment gain	0	(1)	0
Net periodic pension benefit cost	$ 19	$ 23	$ 25